TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Statement of Additional Information, as supplemented

* * *

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

* * *

Effective immediately, the following is added alphabetically to the table in the Statement of Additional Information under the section in “Appendix C - Portfolio Managers - BlackRock Investment Management, LLC (“BlackRock”)”:

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Philip Green*	21	$17.82 billion	32	$10.54 billion	8	$6.95 billion
Michael Pensky*	19	$14.49 billion	18	$4.39 billion	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Philip Green*	0	$0	2	$372.8 million	3	$2.20 billion
Michael Pensky*	0	$0	2	$372.8 million	0	$0

*	As of September 30, 2021

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Philip Green*	21	$17.82 billion	32	$10.54 billion	8	$6.95 billion
Michael Pensky*	19	$14.49 billion	18	$4.39 billion	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Philip Green*	0	$0	2	$372.8 million	3	$2.20 billion
Michael Pensky*	0	$0	2	$372.8 million	0	$0

*	As of September 30, 2021

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Philip Green*	21	$17.82 billion	32	$10.54 billion	8	$6.95 billion
Michael Pensky*	19	$14.49 billion	18	$4.39 billion	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Philip Green*	0	$0	2	$372.8 million	3	$2.20 billion
Michael Pensky*	0	$0	2	$372.8 million	0	$0

*	As of September 30, 2021

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Philip Green*	21	$17.82 billion	32	$10.54 billion	8	$6.95 billion
Michael Pensky*	19	$14.49 billion	18	$4.39 billion	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Philip Green*	0	$0	2	$372.8 million	3	$2.20 billion
Michael Pensky*	0	$0	2	$372.8 million	0	$0

*	As of September 30, 2021

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Philip Green*	21	$17.82 billion	32	$10.54 billion	8	$6.95 billion
Michael Pensky*	19	$14.49 billion	18	$4.39 billion	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Philip Green*	0	$0	2	$372.8 million	3	$2.20 billion
Michael Pensky*	0	$0	2	$372.8 million	0	$0

*	As of September 30, 2021

* * *

Investors Should Retain this Supplement for Future Reference

November 1, 2021